LAND AND LAND DEVELOPMENT COSTS (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Land And Land Development Costs Tables
Land and Improvements in Progress Held For Development

   Land and improvements in progress held for development consist of the following:

	07/31/2013	10/31/2012
Land unimproved designated for development	$9,635,834	$10,593,519
Residential development	5,084,771	5,084,262
Infrastructure development	1,189,684	4,674,285
	$15,910,289	$20,352,066

Land and land development costs as of October 31, 2012 and 2011 consist of the following:

	10/31/2012	10/31/2011
Land unimproved designated for development	$10,593,519	$10,901,859
Residential development	5,084,262	5,084,262
Infrastructure development	4,674,285	4,656,666
Total land and land development costs	$20,352,066	$20,642,787